Income Taxes	12 Months Ended
Mar. 31, 2024
Income Taxes [Abstract]
Income Taxes

8. Income Taxes

The Company’s subsidiaries (excluding its Malaysian and BVI subsidiaries) are incorporated in Singapore and are subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws.

The current and deferred portions of the income tax expense (benefit) included in the statements of operations and comprehensive income as determined in accordance with ASC 740 are as follows:

	For the Years Ended March 31,
	2024	2023
Current	$(39)	$(8)
Deferred	(454)	(2)
Income tax benefit	$(493)	$(10)

The following table presents a reconciliation between the theoretical income tax provision computed by applying the federal statutory rate and our actual income tax expense:

	Year Ended March 31,
	2024	2023
Income tax provision at statutory rates	$(780)	$(537)
Tax effects of
Deferred tax assets not recognized	197	565
Reversal of temporary differences	(452)	-
Income exempt from income taxes	-	(63)
Expenses not deductible for income tax purposes	802	69
Foreign tax rates different than statutory rates	-	(47)
Tax exemption and rebates	(260)	(21)
Other	-	24
Income tax provision (benefit) as reported	$(493)	$(10)

Our 2024 and 2023 effective tax rates were significantly impacted by receipt of Government subsidies exempt from income taxes, book-tax adjustments in foreign jurisdictions, and taxation of our earnings generated in jurisdictions with rates that differ from the US federal statutory rate.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial statement purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities at March 31, 2024 and 2023 are as follows:

	March 31,
	2024	2023
Deferred Tax Liabilities
Accrued expenses	$37	$38
Temporary difference on property and equipment	166	169
Basis difference of customer backlog from acquisitions	(5)	251
Basis differences of customer relationships from acquisitions	-	208
Basis difference of real estate held for investment	-	37
Basis difference of property and equipment	74	34
Other	(9)	-
	263	738
Deferred Tax Assets
Net operating loss carryover	(2,360)	(1,274)
Accrued expenses	(10)	(10)
Other	(2)	(2)
Valuation allowance	2,360	1,274
	(12)	(12)
Net deferred tax liability	$251	$726

We recognize deferred tax assets (“DTAs”) and deferred tax liabilities (“DTLs”) to account for the effects of temporary differences between the tax basis of an asset or liability and its amount as reported in our consolidated balance sheets, using enacted tax rates expected to apply to taxable income in the years in which we expect those temporary differences to be recovered or settled. Any effect on DTAs or DTLs resulting from a change in enacted tax rates is included in income during the period that includes the enactment date.

We reduce the carrying amounts of DTAs by a valuation allowance if, based upon all available evidence (both positive and negative), we determine that it is more likely than not that such DTAs will not be realizable. The Company follows FASB guidelines that address the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. At March 31, 2024 and 2023, the Company did not have a liability for unrecognized tax benefits.